Average Annual Total Returns - DWS Emerging Markets Equity Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S MSCI Emerging Markets Index (reflects no deduction for fees or expenses) 1 Year	Class S MSCI Emerging Markets Index (reflects no deduction for fees or expenses) 5 Years	Class S MSCI Emerging Markets Index (reflects no deduction for fees or expenses) 10 Years
Total	May 29, 2001	11.65%	11.90%	2.75%	11.46%	11.81%	2.76%	7.19%	9.62%	2.29%	Jun. 05, 2017	15.50%	12.66%	3.09%	May 29, 2001	17.53%	12.37%	2.57%	Mar. 03, 2008	18.76%	13.51%	3.64%	May 08, 1996	18.64%	13.45%	3.58%	18.31%	12.81%	3.63%